FORM 13F

                 UNITED STATES SECURITES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2000

        Check here if Amendment [ ]:

        This Amendment (Check only one.):

                               [ ] is a restatement

                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Jeffrey S. Halis
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Address:   10 East 50th Street, 21st Floor
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           New York, New York 10022
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Form 13F File Number: 28-7420
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                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:          Jeffrey S. Halis
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Title:
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Phone:         212-588-9697
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Signature, Place, and Date of Signing:

/s/Jeffrey S. Halis
New York, New York               November 2, 2000


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                                               Form 13F Summary Page

                                                  Report Summary



Number of Other Included Managers:
                                               0
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Form 13F Information Table Entry Total:        59

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Form 13F Information Table Value Total:
                                          $99,085 (thousands)
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List of Other Included Managers:

                                 Provide a numbered list of the name(s) and Form
                        13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.       NONE
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Form 13F File Number 28-
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Name
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
                                                                   FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Brookline Bancorp Inc.         COM              113739106     1028    89900 SH       SOLE                    89900
Capitol Federal Financial      COM              14057C106     5319   363700 SH       SOLE                   363700
Connecticut Bancshares Inc.    COM              207540105      862    45500 SH       SOLE                    45500
Dutchfork Bancshares Inc.      COM              26704p108      551    45000 SH       SOLE                    45000
Empire Federal Bancorp Inc.    COM              291657104     1093    88316 SH       SOLE                    88316
Evertrust Financial Group Inc. COM              300412103     2516   201300 SH       SOLE                   201300
First Citizens Bancshares Inc. COM              31946M103      459     6409 SH       SOLE                     6409
First Fed Bankshares Inc. Del  COM              32020V100      743    85496 SH       SOLE                    85496
Gaston Federal Bancorp Inc.    COM              367304102      152    14200 SH       SOLE                    14200
Greene County Bancorp Inc.     COM              394357107      100    11800 SH       SOLE                    11800
Homestead Bancorp              COM              437698103      347    37491 SH       SOLE                    37491
Hudson City Bancorp            COM              443683107     3233   190200 SH       SOLE                   190200
Landmark Bancshares Inc.       COM              514928100      324    18500 SH       SOLE                    18500
Leeds Federal Bankshares Inc.  COM              524226107     2076   148942 SH       SOLE                   148942
Liberty Bancorp Inc. NJ        COM              529905101     1748   205696 SH       SOLE                   205696
Montgomery Financial Corp.     COM              613826106      181    19600 SH       SOLE                    19600
Mutual First Financial Inc.    COM              62845B104     2742   205000 SH       SOLE                   205000
Northwest Bancorp Inc. PA      COM              667328108      256    30600 SH       SOLE                    30600
Peoples Bancorp Auburn IN      COM              709788103      407    28046 SH       SOLE                    28046
Pulaski Bancorp Inc.           COM              745357103      229    22900 SH       SOLE                    22900
River Valley Bancorp           COM              768475105      511    36200 SH       SOLE                    36200
Rome Bancorp Inc.              COM              775877103     1384   149600 SH       SOLE                   149600
Willow Grove Bancorp Inc.      COM              97111E101     2026   177123 SH       SOLE                   177123
Alleghany Corp Del             COM              017175100     2786    14215 SH       SOLE                    14215
Compucredit Corp.              COM              20478N100      449     8000 SH       SOLE                     8000
Deluxe Corporation             COM              248019101      500    24600 SH       SOLE                    24600
Edwards Lifesciences Corp.     COM              28176e108     2871   131600 SH       SOLE                   131600
Gentiva Health Services Inc.   COM              37247A102     3792   297449 SH       SOLE                   297449
Harris Corp. Del               COM              413875105     2181    76700 SH       SOLE                    76700
Huttig Building Products Inc.  COM              448451104     1471   326900 SH       SOLE                   326900
Kansas City Southern Industrie COM              485170302     1188   136800 SH       SOLE                   136800
Lee Enterprises Inc.           COM              523768109     3988   138100 SH       SOLE                   138100
Liberte Investors Inc. Del     COM              530154103       72    23117 SH       SOLE                    23117
Momentum Business Applications CLA              60877P108      817    81200 SH       SOLE                    81200
Neomagic Corp                  COM              640497103       98    25800 SH       SOLE                    25800
Octel Corp                     COM              675727101     5395   575500 SH       SOLE                   575500
Primex Technologies Inc.       COM              741597108     1666    57337 SH       SOLE                    57337
Redwood Trust Inc.             COM              758075402      613    40200 SH       SOLE                    40200
Sanmina Corp.                  COM              800907107     2069    22100 SH       SOLE                    22100
Teledyne Technologies Inc.     COM              879360105     4908   172200 SH       SOLE                   172200
Tenneco Automotive Inc.        COM              880349105      813   156700 SH       SOLE                   156700
Walter Industries Inc.         COM              93317Q105     3067   345552 SH       SOLE                   345552
Water Pik Technologies         COM              94113U100     1071   110600 SH       SOLE                   110600
AT&T Corp.                     COM              001957109      839    28565 SH       SOLE                    28565
Associated  Bank Corp.         COM              045487105      452    17218 SH       SOLE                    17218
Cardinal Health                COM              14149Y108      882    10000 SH       SOLE                    10000
Commercial Federal Corp.       COM              201647104      248    12991 SH       SOLE                    12991
Magellan Health Services Inc.  COM              559079108      305    80100 SH       SOLE                    80100
Richmond County Financial Corp COM              764556106      631    26080 SH       SOLE                    26080
Texas Instruments Inc.         COM              882508104     2116    44850 SH       SOLE                    44850
Alteon Websystems Inc.         COM              02145a109      813     7500 SH       SOLE                     7500
Cabot Corporation              COM              127055101     2449    77300 SH       SOLE                    77300
Florida Progress Corp.         COM              341109106     1059    20000 SH       SOLE                    20000
MCN Energy Group Inc.          COM              55267J100      787    30700 SH       SOLE                    30700
Seagate Technology             COM              811804103     6741    97700 SH       SOLE                    97700
Software.com Inc.              COM              83402p104     4354    24000 SH       SOLE                    24000
Telephone & Data Systems Inc.  COM              879433100     6858    61950 SH       SOLE                    61950
VoiceStream Wireless Corp.     COM              928615103     2321    20000 SH       SOLE                    20000
Walter Industries Inc.         COM              93317Q105      128    14400 SH       SOLE                    14400